Segmentation (Tables)	12 Months Ended
Dec. 31, 2024
Segmentation [Abstract]
Schedule of Company’s Segment Results

The following table presents the Company’s segment results for the years ended December 31, 2024 and 2023:

	For the years ended
	December 31,
	2024	2023
Sales, net	$141,760	$9,072,130
Cost of goods sold	83,290	466,802
Segment Gross profit	58,470	8,605,328

Operating Expenses:
Product development	1,373,351	693,448
Sales and marketing	811,537	215,332
General and administrative (A)	19,171,965	17,238,184
Transaction costs including those incurred with contingent Earn-out Share Liability	55,038,544	-
Depreciation and amortization	273,772	818,203
Impairment on investment	216,278
Stock-based compensation	6,699,081
Inventory impairment	551,492

Other income, net	(21,390)	59,982
UK R&D tax credit	(1,251,243)	-
Loss on initial issuance of convertible note	1,770,933	-
Change in fair value of convertible note option liability	(840,933)	-
Change in fair value of warrant liabilities	(200,124)	-
Change in fair value of Earn-out Share Liability	(38,040,000)	-
Other expense	244,732	(21,857)
Interest income	-	1,942
Interest expense	1,808,243	(5,318,817)
Segment and Consolidated Net loss	$(47,547,768)	$(15,638,589)

Schedule of Net of Depreciation, Amortization Share-Based Compensation, Provisions and Impairments

Notes: (A)-net of depreciation, amortization share-based compensation, provisions and impairments.

	As of and For Year Ended December 31
Total Consolidated Assets	$21,093,895	$20,837,306
Capital Expenditures	$265,445	$155,054